Earnings Per Share	12 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 21. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted EPS for the years ended September 30, 2022 and 2023:

		As of September 30,
	2021	2022	2023
Numerator:
Numerator for basic and diluted earnings per share – net income attributable to the SU Group Holdings Limited’s shareholders (in HK$)	5,799,176	7,762,677	9,697,369

Denominator:
Denominator for basic and diluted net income per share – weighted average number of shares	12,000,000	12,000,000	12,000,000

Earnings per share – basic and diluted (in HK$)	0.48	0.65	0.81